Fair Value Measurement (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	$ 32,580	$ 74,870
Cash and cash equivalents | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	32,580	74,870
Cash and cash equivalents | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	32,580	74,870
Net investment in the lease [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		300
Net investment in the lease [member] | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	0	300
Net investment in the lease [member] | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	0	300
Intercompany receivable loan from parent (related party) [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value		69,833
Intercompany receivable loan from parent (related party) [member] | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	0	69,833
Intercompany receivable loan from parent (related party) [member] | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	0	69,833
2025 Notes [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	(526,710)	(542,380)
2025 Notes [member] | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	(484,073)	(480,586)
2025 Notes [member] | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	(526,710)	(542,380)
Notes payable, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	(12,463)	(17,842)
Notes payable, including current portion | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	(12,463)	(17,842)
Notes payable, including current portion | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	(12,463)	(17,842)
Other long-term indebtness, including current portion
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	(45,814)	(42,163)
Other long-term indebtness, including current portion | Book Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at book value	(45,814)	(42,163)
Other long-term indebtness, including current portion | Fair Value [member]
Disclosure of fair value measurement of assets [line items]
Financial Assets at fair value	$ (45,814)	$ (42,163)